Segments and Geographic Areas (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Company's revenue and cost generated from different revenue streams
	Three Months Ended
	March 31, 2019	March 31, 2018
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$-	$-
-Wecast Service	26,945,564	185,933,821
Net sales	26,945,564	185,933,821
Cost of Sales
-Legacy YOD	-	-
-Wecast Service	257,406	185,540,685
Gross profit	$26,688,158	$393,136

	March 31, 2019	December 31, 2018
TOTAL ASSETS
-Legacy YOD	$10,578,437	$26,442,810
-Wecast Service	135,643,801	51,592,929
-Unallocated assets	-	16,199,383
Total	$146,222,238	$94,235,122

	2018	2017
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$-	$794,273
-Wecast Service	377,742,872	143,558,567
Net sales	377,742,872	144,352,840
GROSS PROFIT
-Legacy YOD	-	31,659
-Wecast Service	3,167,834	7,132,788
Gross profit	$3,167,834	$7,164,447

	December 31,	December 31,
	2018	2017
TOTAL ASSETS
-Legacy YOD	$26,442,810	$27,141,163
-Wecast Service	51,592,929	30,084,607
-Unallocated assets	16,199,373	11,270,378
-Intersegment elimination	-	(5,051,660)
Total	$94,235,112	$63,444,488